FI - Quantitative information about level 3 assets at fair value (Details 14)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Assets
Cash and Due from Banks	SFr 198,000,000	SFr 308,000,000
Interest-bearing deposits with banks	14,000,000	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793,000,000	68,623,000,000
Securities received as collateral	2,978,000,000	15,017,000,000
Trading assets	65,461,000,000	111,141,000,000
Available-for-sale Securities, Debt Securities	797,000,000	1,005,000,000
Other investments	3,730,000,000	4,094,000,000
Loans	7,358,000,000	10,243,000,000
Other intangible assets (mortgage servicing rights), at fair value	403,000,000	224,000,000
Other assets	8,946,000,000	9,184,000,000
Recurring basis
Assets
Cash and Due from Banks	198,000,000	308,000,000
Interest-bearing deposits with banks	14,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793,000,000	68,623,000,000
Securities received as collateral	2,978,000,000	15,017,000,000
Trading assets	65,461,000,000	111,141,000,000
Available-for-sale Securities, Debt Securities	797,000,000	1,005,000,000
Other investments	3,730,000,000	4,094,000,000
Loans	7,358,000,000	10,243,000,000
Loans - of which commercial and industrial	2,681,000,000	2,984,000,000
Loans - of which financial institutions	2,989,000,000	4,305,000,000
Loans - of which government and public institutions	1,366,000,000	2,036,000,000
Other intangible assets (mortgage servicing rights), at fair value	403,000,000	224,000,000
Other assets	8,946,000,000	9,184,000,000
Other assets - of which loans held-for-sale	7,813,000,000	7,380,000,000
Total assets at fair value	130,678,000,000	219,839,000,000
Recurring basis | Other equity investments
Assets
Other investments	3,069,000,000	3,237,000,000
Recurring basis | Life finance instruments
Assets
Other investments	587,000,000	789,000,000
Recurring basis | Debt securities
Assets
Trading assets	37,188,000,000	54,198,000,000
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	15,800,000,000	23,408,000,000
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	7,734,000,000	9,590,000,000
Recurring basis | Debt securities | RMBS
Assets
Trading assets	10,866,000,000	17,457,000,000
Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,354,000,000
Recurring basis | Equity securities
Assets
Trading assets	13,155,000,000	36,546,000,000
Recurring basis | Derivative instruments
Assets
Trading assets	11,101,000,000	17,559,000,000
Recurring basis | Other
Assets
Trading assets	4,017,000,000	2,838,000,000
Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	14,000,000
Trading assets	3,828,000,000	4,503,000,000
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,312,000,000	3,666,000,000
Loans	1,040,000,000	1,534,000,000
Loans - of which commercial and industrial	300,000,000	717,000,000
Loans - of which financial institutions	398,000,000	465,000,000
Loans - of which government and public institutions	254,000,000	289,000,000
Other intangible assets (mortgage servicing rights), at fair value	359,000,000	167,000,000
Other assets	773,000,000	694,000,000
Other assets - of which loans held-for-sale	648,000,000	562,000,000
Total assets at fair value	9,312,000,000	10,578,000,000
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Assets
Loans - of which commercial and industrial	124,000,000	474,000,000
Loans - of which financial institutions	282,000,000	327,000,000
Loans - of which government and public institutions	158,000,000
Other assets - of which loans held-for-sale	SFr 258,000,000	SFr 281,000,000
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	280	184
Loans - of which financial institutions, measurement input	242	0
Loans - of which government and public institutions, measurement input	534
Other assets - of which loans held-for-sale, measurement input	299	0
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	2,596	3,325
Loans - of which financial institutions, measurement input	1,278	3,212
Loans - of which government and public institutions, measurement input	1,339
Other assets - of which loans held-for-sale, measurement input	594	563
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	756	809
Loans - of which financial institutions, measurement input	497	921
Loans - of which government and public institutions, measurement input	680
Other assets - of which loans held-for-sale, measurement input	368	314
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	55
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	55
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	55
Recurring basis | Level 3 | Price
Assets
Loans - of which commercial and industrial	SFr 153,000,000	SFr 209,000,000
Loans - of which financial institutions	115,000,000	158,000,000
Loans - of which government and public institutions	96,000,000
Other assets - of which loans held-for-sale	SFr 14,000,000	SFr 16,000,000
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	6	0
Loans - of which financial institutions, measurement input	22	14
Loans - of which government and public institutions, measurement input	35
Other assets - of which loans held-for-sale, measurement input	0	0
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	100	100
Loans - of which financial institutions, measurement input	72	76
Loans - of which government and public institutions, measurement input	42
Other assets - of which loans held-for-sale, measurement input	79	75
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	53	50
Loans - of which financial institutions, measurement input	66	31
Loans - of which government and public institutions, measurement input	36
Other assets - of which loans held-for-sale, measurement input	59	54
Recurring basis | Level 3 | Market comparable
Assets
Loans - of which commercial and industrial	SFr 22,000,000	SFr 6,000,000
Other assets - of which loans held-for-sale	SFr 363,000,000	SFr 254,000,000
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Loans - of which commercial and industrial, measurement input	74	19
Other assets - of which loans held-for-sale, measurement input	0	0
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Loans - of which commercial and industrial, measurement input	74	19
Other assets - of which loans held-for-sale, measurement input	145	139
Recurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Loans - of which commercial and industrial, measurement input	74	19
Other assets - of which loans held-for-sale, measurement input	78	67
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	SFr 2,724,000,000	SFr 2,863,000,000
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments	46,000,000
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	8
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	8
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	8
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member]
Assets
Other investments	174,000,000	1,919,000,000
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	1	1
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	15	1,292
Recurring basis | Level 3 | Other equity investments | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	13	54
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV
Assets
Other investments		929,000,000
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments		287
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments		287
Recurring basis | Level 3 | Other equity investments | NAV/adjusted NAV | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments		287
Recurring basis | Level 3 | Other equity investments | Market comparable
Assets
Other investments	2,443,000,000
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	0
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	275
Recurring basis | Level 3 | Other equity investments | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	109
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	587,000,000	789,000,000
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Other investments	2	2
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Other investments	15	16
Recurring basis | Level 3 | Life finance instruments | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Other investments	6	6
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,211,000,000	1,225,000,000
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	86,000,000	35,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	413,000,000	478,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Option model
Assets
Trading assets		55,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 118,000,000	SFr 124,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Assets
Trading assets, measurement input	10	50
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Assets
Trading assets, measurement input	7,589	1,290
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Assets
Trading assets, measurement input	620	701
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	101	100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	53	47
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Assets
Trading assets, measurement input		39
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Assets
Trading assets, measurement input		39
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input		(50)
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input		100
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input		68
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Maximum
Assets
Trading assets, measurement input		3
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Fund gap risk [Member] | Weighted average
Assets
Trading assets, measurement input		1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input		163
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		17
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price
Assets
Trading assets	SFr 216,000,000	SFr 69,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	11,640
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	2,203
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	30	35
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	126	120
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Price | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	87	92
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price
Assets
Trading assets		SFr 145,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input		123
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input		79
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable
Assets
Trading assets	SFr 75,000,000	SFr 107,000,000
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Trading assets, measurement input	1
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Trading assets, measurement input	218
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	29
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	101	110
Recurring basis | Level 3 | Debt securities | Corporate debt securities | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	51	63
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	SFr 444,000,000	SFr 424,000,000
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Trading assets, measurement input	3	1
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Trading assets, measurement input	33	29
Recurring basis | Level 3 | Debt securities | RMBS | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Trading assets, measurement input	12	13
Recurring basis | Level 3 | Debt securities | Collateralized debt obligations
Assets
Trading assets	SFr 216,000,000
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	222,000,000	SFr 195,000,000
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	1,661,000,000	2,187,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	671,000,000	624,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Option model
Assets
Trading assets	662,000,000	612,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 1,000,000	SFr 6,000,000
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Assets
Trading assets, measurement input		109
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Assets
Trading assets, measurement input		166
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Assets
Trading assets, measurement input		127
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	95	0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	110	100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	103	97
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Contingent probability [Member] | Minimum
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Contingent probability [Member] | Maximum
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Assets
Trading assets, measurement input	95
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Minimum
Assets
Trading assets, measurement input	(4)	(4)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Maximum
Assets
Trading assets, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Correlation [Member] | Weighted average
Assets
Trading assets, measurement input	73	9
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Minimum
Assets
Trading assets, measurement input	25	(55)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Maximum
Assets
Trading assets, measurement input	25	(8)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Mean reversion [Member] | Weighted average
Assets
Trading assets, measurement input	25	0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Assets
Trading assets, measurement input	14	0
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Assets
Trading assets, measurement input	19	21
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Assets
Trading assets, measurement input	17	17
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Minimum
Assets
Trading assets, measurement input	(3)	(3)
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Maximum
Assets
Trading assets, measurement input	1	1
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Volatility [Member] | Weighted average
Assets
Trading assets, measurement input	(1)	0
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	SFr 17,000,000	SFr 53,000,000
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	295,000,000	212,000,000
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	130,000,000
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	SFr 548,000,000	SFr 1,034,000,000
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	2	2
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	13	14
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input		73
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input		138
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input		99
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	74
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	139
Recurring basis | Level 3 | Derivative instruments | Other derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, UK Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	99
Recurring basis | Level 3 | Other
Assets
Trading assets	SFr 734,000,000	SFr 896,000,000
Recurring basis | Level 3 | Other | Option model
Assets
Trading assets	SFr 25,000,000	SFr 93,000,000
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Maximum
Assets
Trading assets, measurement input	70	70
Recurring basis | Level 3 | Other | Option model | Measurement Input, Mortality Rate [Member] | Weighted average
Assets
Trading assets, measurement input	6	6
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member]
Assets
Trading assets	SFr 458,000,000	SFr 611,000,000
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Minimum
Assets
Trading assets, measurement input	3	3
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Maximum
Assets
Trading assets, measurement input	13	14
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Market implied life expectancy [Member] | Weighted average
Assets
Trading assets, measurement input	6	7
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Minimum
Assets
Trading assets, measurement input	30	30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Maximum
Assets
Trading assets, measurement input	30	30
Recurring basis | Level 3 | Other | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Tax Swap Rate [Member] | Weighted average
Assets
Trading assets, measurement input	30	30
Recurring basis | Level 3 | Other | Market comparable
Assets
Trading assets	SFr 251,000,000	SFr 189,000,000
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Trading assets, measurement input	0	0
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Trading assets, measurement input	109	130
Recurring basis | Level 3 | Other | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Trading assets, measurement input	27	34
Nonrecurring basis
Assets
Other investments	SFr 365,000,000	SFr 152,000,000
Loans	15,000,000	17,000,000
Other assets	83,000,000	139,000,000
Total assets at fair value	463,000,000	308,000,000
Nonrecurring basis | Equity securities
Assets
Other investments	78,000,000	118,000,000
Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments	287,000,000	21,000,000
Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	71,000,000	73,000,000
Other assets - of which real estate held-for-sale	12,000,000
Other assets - of which premises, equipment and right-of-use assets		61,000,000
Nonrecurring basis | Level 3
Assets
Other investments	106,000,000	152,000,000
Loans	1,000,000	5,000,000
Other assets	44,000,000	110,000,000
Total assets at fair value	SFr 151,000,000	SFr 267,000,000
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other assets - of which real estate held-for-sale, measurement input	0
Other assets - of which premises, equipment and right-of-use assets, measurement input		60
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other assets - of which real estate held-for-sale, measurement input	144
Other assets - of which premises, equipment and right-of-use assets, measurement input		60
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other assets - of which real estate held-for-sale, measurement input	55
Other assets - of which premises, equipment and right-of-use assets, measurement input		60
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Minimum
Assets
Other assets - of which loans held-for-sale, measurement input	90	80
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Maximum
Assets
Other assets - of which loans held-for-sale, measurement input	90	100
Nonrecurring basis | Level 3 | Market comparable | Measurement Input, Price in percent [Member] | Weighted average
Assets
Other assets - of which loans held-for-sale, measurement input	90	88
Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	SFr 78,000,000	SFr 118,000,000
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	8	8
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	18	13
Nonrecurring basis | Level 3 | Equity securities | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	15	13
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments	28,000,000	21,000,000
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member]
Assets
Other investments	13,000,000	16,000,000
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Assets
Other investments	12	12
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Assets
Other investments	16	16
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Assets
Other investments	14	14
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable
Assets
Other investments	13,000,000	5,000,000
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Assets
Other investments	3
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Assets
Other investments	6,181
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Assets
Other investments	1,310
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price per share, in actuals [Member] | Minimum
Assets
Other investments		5
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price per share, in actuals [Member] | Maximum
Assets
Other investments		6,003
Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value) | Market comparable | Measurement Input, Price per share, in actuals [Member] | Weighted average
Assets
Other investments		2,441
Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	32,000,000	45,000,000
Other assets - of which real estate held-for-sale	12,000,000
Other assets - of which premises, equipment and right-of-use assets		60,000,000
Bank
Assets
Cash and Due from Banks	198,000,000	308,000,000
Interest-bearing deposits with banks	14,000,000	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793,000,000	68,623,000,000
Securities received as collateral	2,978,000,000	15,017,000,000
Trading assets	65,955,000,000	111,299,000,000
Available-for-sale Securities, Debt Securities	796,000,000	1,003,000,000
Other investments	3,730,000,000	4,093,000,000
Loans	7,358,000,000	10,243,000,000
Other intangible assets (mortgage servicing rights), at fair value	403,000,000	224,000,000
Other assets	8,947,000,000	9,184,000,000
Bank | Recurring basis
Assets
Cash and Due from Banks	198,000,000	308,000,000
Interest-bearing deposits with banks	14,000,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	40,793,000,000	68,623,000,000
Securities received as collateral	2,978,000,000	15,017,000,000
Trading assets	65,955,000,000	111,299,000,000
Available-for-sale Securities, Debt Securities	796,000,000	1,003,000,000
Other investments	3,730,000,000	4,093,000,000
Loans	7,358,000,000	10,243,000,000
Loans - of which commercial and industrial	2,681,000,000	2,984,000,000
Loans - of which financial institutions	2,989,000,000	4,305,000,000
Loans - of which government and public institutions	1,366,000,000	2,036,000,000
Other intangible assets (mortgage servicing rights), at fair value	403,000,000	224,000,000
Other assets	8,947,000,000	9,184,000,000
Other assets - of which loans held-for-sale	7,813,000,000	7,380,000,000
Total assets at fair value	131,172,000,000	219,994,000,000
Bank | Recurring basis | Other equity investments
Assets
Other investments	3,070,000,000	3,237,000,000
Bank | Recurring basis | Life finance instruments
Assets
Other investments	587,000,000	789,000,000
Bank | Recurring basis | Debt securities
Assets
Trading assets	37,614,000,000	54,297,000,000
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	15,800,000,000	23,408,000,000
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	8,160,000,000	9,689,000,000
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	10,866,000,000	17,457,000,000
Bank | Recurring basis | Debt securities | Collateralized debt obligations
Assets
Trading assets	1,354,000,000
Bank | Recurring basis | Equity securities
Assets
Trading assets	13,182,000,000	36,606,000,000
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	11,143,000,000	17,559,000,000
Bank | Recurring basis | Other
Assets
Trading assets	4,016,000,000	2,837,000,000
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	14,000,000
Trading assets	3,828,000,000	4,503,000,000
Available-for-sale Securities, Debt Securities	0	0
Other investments	3,313,000,000	3,666,000,000
Loans	1,040,000,000	1,534,000,000
Loans - of which commercial and industrial	300,000,000	717,000,000
Loans - of which financial institutions	398,000,000	465,000,000
Loans - of which government and public institutions	254,000,000	289,000,000
Other intangible assets (mortgage servicing rights), at fair value	359,000,000	167,000,000
Other assets	773,000,000	694,000,000
Other assets - of which loans held-for-sale	648,000,000	562,000,000
Total assets at fair value	9,313,000,000	10,578,000,000
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,725,000,000	2,863,000,000
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	587,000,000	789,000,000
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,211,000,000	1,225,000,000
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	86,000,000	35,000,000
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	413,000,000	478,000,000
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	444,000,000	424,000,000
Bank | Recurring basis | Level 3 | Debt securities | Collateralized debt obligations
Assets
Trading assets	216,000,000
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	222,000,000	195,000,000
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	1,661,000,000	2,187,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	671,000,000	624,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	17,000,000	53,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	295,000,000	212,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Assets
Trading assets	130,000,000
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	548,000,000	1,034,000,000
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	734,000,000	896,000,000
Bank | Nonrecurring basis
Assets
Other investments	365,000,000	152,000,000
Loans	15,000,000	17,000,000
Other assets	83,000,000	139,000,000
Total assets at fair value	463,000,000	308,000,000
Bank | Nonrecurring basis | Equity securities
Assets
Other investments	78,000,000	118,000,000
Bank | Nonrecurring basis | Equity securities (without a readily determinable fair value)
Assets
Other investments	287,000,000	21,000,000
Bank | Nonrecurring basis | Other assets
Assets
Other assets - of which loans held-for-sale	71,000,000	73,000,000
Other assets - of which real estate held-for-sale	12,000,000
Other assets - of which premises, equipment and right-of-use assets		61,000,000
Bank | Nonrecurring basis | Level 3
Assets
Other investments	106,000,000	152,000,000
Loans	1,000,000	5,000,000
Other assets	44,000,000	110,000,000
Total assets at fair value	151,000,000	267,000,000
Bank | Nonrecurring basis | Level 3 | Equity securities
Assets
Other investments	78,000,000	118,000,000
Bank | Nonrecurring basis | Level 3 | Equity securities (without a readily determinable fair value)
Assets
Other investments	28,000,000	21,000,000
Bank | Nonrecurring basis | Level 3 | Other assets
Assets
Other assets - of which loans held-for-sale	32,000,000	45,000,000
Other assets - of which real estate held-for-sale	SFr 12,000,000
Other assets - of which premises, equipment and right-of-use assets		SFr 60,000,000